Balances and Transactions with Related Parties - Summary of Compensation Received by Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Remuneration	$ 3,495	$ 2,407	$ 2,586
Short-term benefits for employees	148	106	21
Other long-term benefits - IAS	7
Total	$ 3,650	$ 2,513	$ 2,607